Fees Summary	Mar. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 712,000
Previously Paid Amount	0.00
Total Fee Amount	109.01
Total Offset Amount	0.00
Net Fee	109.01
Narrative - Max Aggregate Offering Price	$ 712,000
Final Prospectus	true